Exhibit 99.6

Client Name:
Client Project Name:	BHLD 2019-2
Start - End Dates:	11/13/2018-5/24/2019
Deal Loan Count:	426

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	1
Total				1

©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.